Document And Entity Information	May 08, 2023
Document Information [Line Items]
Entity, Registrant Name	NATIONAL BANKSHARES, INC.
Document, Type	8-K
Document, Period End Date	May 08, 2023
Entity, Incorporation, State or Country Code	VA
Entity, File Number	0-15204
Entity, Tax Identification Number	54-1375874
Entity, Address, Address Line One	101 Hubbard Street
Entity, Address, City or Town	Blacksburg
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	24060
City Area Code	540
Local Phone Number	951-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NKSH
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000796534